Accounts Receivable, net (Tables)	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Schedule of Accounts Receivable Net

Accounts receivable, net consisted of the following as of March 31:

	As of March 31,
	2024	2023
	USD	USD

Accounts receivable	1,706,344	3,430,847
Less: allowance for credit loss	(62,776)	(107,327)
Accounts receivable, net	1,643,568	3,323,520

Schedule of Movement of Allowance for Loss Accounts

The movement of allowance for loss accounts are as follows:

	As of March 31,
	2024	2023
	USD	USD

Balance at beginning of the year	107,327	30,324
(Reversal) Addition during the year	(44,551)	77,003
Balance at end of the year	62,776	107,327